Shareholders' Equity (Restricted Share Unit Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available for grant, beginning balance	1,598,800
Awards available for grant, ending balance	665,825
Weighted average fair value, beginning balance	$ 2.03
Weighted average fair value, Awards granted	$ 0.81
Weighted average fair value, Forfeited	$ 2.19
Weighted average fair value, ending balance	$ 1.8
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards available for grant, beginning balance	638,130		1,500,000
Awards available for grant, awards granted
Awards available for grant, exercised
Awards available for grant, forfeited	27,695
Awards available for grant, ending balance	665,825	638,130	1,500,000
Number of awards outstanding, beginning balance	359,910
Number of awards outstanding, Awards granted
Number of awards outstanding, Exercised	(178,969)	(391,075)
Number of awards outstanding, Forfeited	(27,695)	54,901
Number of awards outstanding, ending balance	153,246	359,910
Weighted average fair value, beginning balance	$ 0.42
Weighted average fair value, Awards granted
Weighted average fair value, Exercised	$ 0.45
Weighted average fair value, Forfeited	$ 0.38
Weighted average fair value, ending balance	$ 0.39	$ 0.42